UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2012

Date of reporting period:	January 1, 2012 — June 30, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|12

Semiannual report

Putnam VT Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

Stock markets around the world continue to exhibit volatility due to Europe’s unresolved sovereign debt crisis, China’s decelerating economy, and slower-than-expected economic growth in the United States.

At the end of June, however, the European summit in Brussels offered evidence that policymakers were taking positive steps toward resolving the eurozone’s debt crisis. Although a lasting resolution remains to be seen, investors were heartened by the European developments, and the rally that came on the final day of the month pushed stocks to their best June in more than a decade. This performance followed a sharp market sell-off in May.

Putnam’s fundamental, bottom-up investment approach is well suited to uncovering opportunities in today’s volatile market environment, while seeking to guard against downside risk. In this climate, it is also important to rely on the expertise of your financial advisor, who can help you maintain a long-term focus and balanced investment approach.

We would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 6/30/12)

Investment objective

High current income consistent with what Putnam Investment Management, LLC believes to be prudent risk

Net asset value June 30, 2012

Class IA: $11.63	Class IB: $11.54

Total return at net asset value

			Barclays U.S.
(as of 6/30/12)	Class IA shares*	Class IB shares†	Aggregate Bond Index

6 months	5.53%	5.36%	2.37%

1 year	6.08	5.82	7.47

5 years	42.65	40.74	38.90
Annualized	7.36	7.07	6.79

10 years	78.80	74.32	72.96
Annualized	5.98	5.71	5.63

Life	420.52	396.72	444.47
Annualized	6.99	6.79	7.19

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

P-1	23.5%

Aaa	39.6%

Aa	1.6%

A	10.2%

Baa	21.5%

Ba	5.3%

B	3.3%

Caa and below	6.3%

Not rated	–11.3%

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 6/30/12. Cash and net other assets represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% of net assets because the table includes the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities.

Credit qualities are shown as a percentage of net assets as of 6/30/12. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Putnam VT Income Fund 1

Report from your fund’s manager

How would you characterize the bond markets through the first half of 2012?

The year began on a positive note, with better-than-expected economic data reported in the United States and the sovereign debt situation in Europe appearing to head in the right direction. Greece successfully restructured its existing debt, and the likelihood of a wave of defaults throughout peripheral Europe appeared low. The tone in the markets changed dramatically in April and May, as more recent economic data in the United States suggested that the unusually warm winter had inflated earlier reports, and that an economic slowdown was a real possibility. Meanwhile, officials in Italy and Spain requested a capital infusion for their banking systems, suggesting the fiscal conditions in Europe may be bleaker than investors had believed. Against this backdrop, yields on U.S. Treasuries fell to record lows, as investors moved to a “risk-off” position.

With demand clearly high for “safe haven” assets like U.S. Treasuries, what is your outlook for the sector?

Despite the uncertain macroeconomic environment, we continue to believe that a strategy that relies on rates declining further to drive returns is a risky proposition. With short-term rates anchored at zero, risk-averse investors seeking any return on their investment have been buying longer-dated Treasuries. At the same time, the Federal Reserve [Fed], through two rounds of quantitative easing and a program called “Operation Twist,” which was recently extended for another six months, has been buying large quantities of intermediate- and long-term Treasuries, removing some of the supply from the market and helping to drive rates even lower. Interest rates wouldn’t have to increase much in order for investors to start seeing losses, particularly with Treasuries and certain other high-quality bonds offering so little income to offset any negative price movements. With that being the case, we believe investors need to be very cautious with their allocations to Treasuries at today’s rates.

How did the fund’s holdings in so-called “spread sectors” perform?

Performance in corporate bonds — both investment grade and high yield — and commercial mortgage-backed securities [CMBS] both posted positive returns. These two sectors tend to key off the strength of the macroeconomic environment in the United States, and the trend for 2012 so far has been one of slow and steady growth. In addition, there are a number of positive technicals in these markets, as well as solid supply and demand characteristics. We find there have been a number of buy-and-hold investors entering these markets in recent months who are taking a longer-term view of the asset class, and that has been a positive influence.

Performance in the mortgage space, both on the agency and nonagency side, also was positive during the period. One reason, we believe, was investor appetite for attractive yields. Non-agency mortgages, of course, carry no government guarantee, and as a result tend to offer higher yields than a number of other sectors of the bond market — these days, non-agency RMBS yields have generally been in the high single digits. And with the yield on the 10-year Treasury now well below 2%, we believe this has been an attractive segment of the market for many investors and money managers.

On the agency-backed side, security selection was favorable, as we maintained a bias toward mortgages with lower coupons, or interest rates. Homeowners paying mortgage rates that are closer to the prevailing market rates, of course, are less inclined to refinance, and those securities outperformed higher coupon mortgages during the quarter.

The fund continues to hold a significant allocation to interest-only collateralized mortgage obligations, or “IOs,” although we’ve reduced our exposure in recent months. As the name suggests, these securities are derived from the interest payments on pools of residential mortgages. Essentially, the longer it takes for homeowners to repay the principal on their mortgages, the more money a bondholder will make from interest payments on that loan. Over the past several quarters, with home prices still under pressure and refinancing difficult for many homeowners to obtain, IO securities have performed quite well. But in April and May, spreads widened as investors worried that with mortgage rates dropping to all-time lows, refinancing activity might increase.

What is your outlook for the rest of 2012?

As has been the case for some time, we continue to believe the opportunities in non-government sectors remain the most attractive areas of the bond markets. But given the extreme uncertainty in the markets today, we’re taking a conservative view looking ahead in 2012. The most pressing questions, for us and for investors broadly, are: Will the situation in Europe deteriorate, and can the economy in the United States find its footing? Despite the uncertainty, we believe that many areas of the bond markets have already priced in rather bleak economic conditions, so slow and steady growth — particularly in the United States — may be enough to help risk assets rally. In terms of positioning, we continue to prefer both credit risk, gained through exposure to corporate bonds and non-agency mortgage-backed securities, and prepayment risk, which is associated with certain types of collateralized mortgage obligations, over interest-rate risk. While the potential for short-term price volatility remains elevated, we believe that our actively managed, risk-conscious approach remains a prudent strategy for investing in today’s bond markets.

2 Putnam VT Income Fund

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant portion of the fund’s investments). Unlike bonds, funds that invest in bonds have ongoing fees and expenses. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Michael, your fund’s portfolio managers are Daniel S. Choquette, CFA; Brett S. Kozlowski, CFA; Kevin F. Murphy; and Raman Srivastava, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

A word about derivatives

Derivatives employed by the fund generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge risk associated with a particular position. Derivatives may depreciate in value, lose money, amplify traditional fixed-income risks through the creation of leverage, and be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives carry “counterparty risk,” the risk that the other party is unable or unwilling to pay. Putnam monitors counterparty risk and, for some types of derivatives, seeks to mitigate it by entering into collateral agreements with counterparties which require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Putnam VT Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2012, to June 30, 2012. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/12		for the 6 months ended 6/30/12

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.12	$4.39	$3.07	$4.32

Ending value
(after expenses)	$1,055.30	$1,053.60	$1,021.83	$1,020.59

Annualized
expense ratio	0.61%	0.86%	0.61%	0.86%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/12. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

4 Putnam VT Income Fund

The fund’s portfolio 6/30/12 (Unaudited)

CORPORATE BONDS AND NOTES (32.7%)*	Principal amount	Value

Banking (6.3%)
ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s,
2017 (Netherlands)	$200,000	$203,630

ABN AMRO North American Holding Preferred Capital
Repackage Trust I 144A jr. unsec. sub. bonds FRB
6.523s, perpetual maturity	580,000	512,575

American Express Bank FSB notes Ser. BKN1,
5.55s, 2012	350,000	354,903

American Express Bank FSB sr. unsec. FRN
Ser. BKNT, 0.541s, 2017	570,000	539,760

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2023 (Brazil)	265,000	269,638

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s,
2022 (Brazil)	635,000	650,588

Bank of America Corp. sr. unsec. unsub
notes 5 7/8s, 2042	240,000	262,468

Bank of America Corp. sr. unsec.
unsub. notes 6 1/2s, 2016	420,000	461,216

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	1,225,000	1,445,194

Barclays Bank PLC 144A unsec. sub. notes 6.05s,
2017 (United Kingdom)	700,000	707,310

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	521,830

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	715,000	854,803

BNP Paribas SA 144A jr. unsec. sub. notes FRN
7.195s, 2049 (France)	100,000	85,500

BNP Paribas SA 144A jr. unsec. sub. notes FRN
5.186s, 2049 (France)	202,000	168,670

Capital One Capital III company guaranty jr.
unsec. sub. notes 7.686s, 2036	475,000	478,563

Capital One Capital IV company guaranty jr.
unsec. sub. notes FRN 6.745s, 2037	75,000	75,094

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	625,000	697,859

Citigroup, Inc. sr. unsec. sub. FRN 0.738s, 2016	812,000	699,052

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	320,000	321,917

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2017	145,000	151,516

Commonwealth Bank of Australia 144A sr. unsec.
notes 5s, 2019 (Australia)	75,000	82,397

Commonwealth Bank of Australia 144A sr. unsec.
notes 3 3/4s, 2014 (Australia)	40,000	41,265

Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, perpetual maturity	830,000	688,900

FIA Card Services, NA sub. notes Ser. BKNT,
7 1/8s, 2012	350,000	356,544

HBOS Capital Funding LP 144A bank guaranty jr.
unsec. sub. FRB 6.071s, perpetual maturity (Jersey)	900,000	585,000

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)	635,000	599,093

HSBC Finance Capital Trust IX FRN 5.911s, 2035	1,300,000	1,220,375

HSBC Holdings PLC sub. notes 6 1/2s, 2037
(United Kingdom)	1,005,000	1,115,029

ING Bank NV 144A unsec. notes 3 3/4s, 2017
(Netherlands)	360,000	358,311

JPMorgan Chase Bank NA sub. notes Ser. BKNT,
6s, 2017	405,000	453,447

JPMorgan Chase Capital XVIII bonds Ser. R,
6.95s, 2036	337,000	337,000

JPMorgan Chase Capital XXV bonds Ser. Y,
6.8s, 2037	45,000	45,000

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Banking cont.
Lloyds TSB Bank PLC bank guaranty sr. unsec.
unsub. notes 6 3/8s, 2021 (United Kingdom)	$170,000	$192,658

Lloyds TSB Bank PLC company guaranty sr. unsec.
sub. notes Ser. MTN, 6 1/2s, 2020
(United Kingdom)	845,000	832,284

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	875,000	998,074

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	360,000	391,590

Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTN, 6 7/8s, 2018	125,000	139,867

Nordea Bank AB 144A jr. unsec. sub. notes FRN
5.424s, 2015 (Sweden)	100,000	98,000

Rabobank Nederland 144A jr. unsec. sub. notes FRN
11s, perpetual maturity (Netherlands)	175,000	220,150

Royal Bank of Scotland Group PLC
sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)	515,000	537,145

Royal Bank of Scotland Group PLC sr. unsec.
unsub. notes 6.4s, 2019 (United Kingdom)	150,000	159,954

Santander Issuances S.A. Unipersonal 144A bank
guaranty unsec. sub. notes 5.911s, 2016 (Spain)	800,000	738,584

Societe Generale SA 144A jr. unsec.
sub. bonds FRB 1.219s, 2049 (France)	355,000	180,163

Standard Chartered PLC 144A jr. sub. bonds FRB
7.014s, 2049 (United Kingdom)	800,000	774,716

State Street Capital Trust IV company
guaranty jr. unsec. sub. bonds FRB 1.468s, 2037	1,525,000	1,109,800

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	930,000	1,083,653

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	760,000	884,923

Wells Fargo Bank NA unsec. sub. notes FRN
0.676s, 2016	400,000	381,412

Westpac Capital Trust III 144A unsec.
sub. notes FRN 5.819s, perpetual maturity	645,000	632,545

		24,699,965
Basic materials (1.9%)
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9 3/8s, 2019	155,000	197,240

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	380,000	449,685

ArcelorMittal sr. unsec. unsub. notes 7s,
2039 (France)	435,000	422,234

Celanese US Holdings, LLC sr. notes 5 7/8s,
2021 (Germany)	275,000	294,938

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2018	455,000	539,744

Dow Chemical Co. (The) sr. unsec. notes
5 1/4s, 2041	410,000	451,088

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	385,000	392,466

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	270,000	275,381

Eastman Chemical Co. sr. unsec.
unsub. notes 6.3s, 2018	100,000	118,398

Eastman Chemical Co. sr. unsec.
unsub. notes 2.4s, 2017	90,000	90,953

Georgia-Pacific, LLC sr. unsec.
unsub. notes 7 3/4s, 2029	70,000	90,935

Georgia-Pacific, LLC 144A company
guaranty sr. notes 5.4s, 2020	110,000	127,641

International Paper Co. sr. unsec. notes
9 3/8s, 2019	307,000	409,962

International Paper Co. sr. unsec. notes
7.95s, 2018	492,000	619,983

LyondellBasell Industries NV 144A company
guaranty sr. notes 6s, 2021 (Netherlands)	200,000	219,500

Packaging Corp. of America sr. unsec.
unsub. notes 3.9s, 2022	140,000	140,454

Putnam VT Income Fund 5

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Basic materials cont.
PPG Industries, Inc. sr. unsec.
unsub. debs. 7.4s, 2019	$170,000	$211,531

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 5.2s, 2040 (Australia)	365,000	431,405

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022	32,000	32,966

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019	33,000	33,897

Rohm & Haas Co. sr. unsec. unsub. notes
7.85s, 2029	225,000	298,642

Sealed Air Corp. sr. notes 7 7/8s, 2017	80,000	86,400

Sealed Air Corp. 144A notes 5 5/8s, 2013	215,000	221,988

Teck Resources Limited sr. notes 10 3/4s,
2019 (Canada)	37,000	44,493

Teck Resources Limited sr. notes 10 1/4s,
2016 (Canada)	111,000	123,904

Temple-Inland, Inc. sr. unsec.
unsub. notes 6 5/8s, 2018	230,000	274,619

Union Carbide Corp. sr. unsec.
unsub. bonds 7 3/4s, 2096	85,000	96,158

Xstrata Finance Canada, Ltd. 144A company
guaranty sr. unsec. notes 6s, 2041 (Canada)	230,000	226,913

Xstrata Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. bonds 5.8s,
2016 (Canada)	305,000	340,703

		7,264,221
Capital goods (0.5%)
BE Aerospace, Inc. sr. unsec.
unsub. notes 5 1/4s, 2022	310,000	317,750

Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)	458,000	584,722

Parker Hannifin Corp. sr. unsec.
unsub. notes Ser. MTN, 6 1/4s, 2038	205,000	279,836

Republic Services, Inc. company
guaranty sr. unsec. notes 5.7s, 2041	90,000	103,157

Republic Services, Inc. company
guaranty sr. unsec. notes 3.8s, 2018	110,000	117,921

Republic Services, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2019	210,000	243,001

United Technologies Corp. sr. unsec. unsub
notes 4 1/2s, 2042	155,000	170,253

United Technologies Corp. sr. unsec.
unsub. notes 3.1s, 2022	95,000	99,547

		1,916,187
Communication services (2.9%)
American Tower Corp. sr. unsec. notes 7s, 2017 R	505,000	586,798

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	195,000	231,710

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	510,000	635,251

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	410,000	535,081

CenturyLink, Inc. sr. unsec. debs. Ser. G,
6 7/8s, 2028	450,000	442,334

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P,
7.6s, 2039	190,000	183,485

Comcast Cable Communications, LLC company
guaranty sr. unsec. unsub. notes 8 7/8s, 2017	90,000	116,282

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	205,000	263,305

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	40,000	46,812

Cox Communications, Inc. 144A bonds 8 3/8s, 2039	245,000	346,967

Cox Communications, Inc. 144A notes 5 7/8s, 2016	125,000	145,199

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	635,000	689,430

France Telecom sr. unsec. unsub. notes 4 1/8s,
2021 (France)	76,000	79,520

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Communication services cont.
Frontier Communications Corp. sr. unsec.
notes 8 1/2s, 2020	$275,000	$291,500

Frontier Communications Corp. sr. unsec.
notes 7 7/8s, 2015	56,000	61,600

NBCUniversal Media, LLC sr. unsec.
unsub. notes 6.4s, 2040	325,000	397,048

NBCUniversal Media, LLC sr. unsec.
unsub. notes 5.15s, 2020	255,000	292,758

Qwest Corp. notes 6 3/4s, 2021	723,000	815,318

Rogers Communications, Inc. company
guaranty notes 6.8s, 2018 (Canada)	295,000	364,349

SBA Tower Trust 144A company
guaranty sr. notes 5.101s, 2017	950,000	1,028,033

TCI Communications, Inc. company
guaranty sr. unsec. unsub. debs. 7 7/8s, 2026	555,000	748,150

Telecom Italia Capital SA company
guaranty sr. unsec. unsub. notes 6.175s,
2014 (Italy)	75,000	75,563

Telefonica Emisiones SAU company
guaranty sr. unsec. notes 5.462s, 2021 (Spain)	465,000	404,919

Telefonica Emisiones SAU company
guaranty sr. unsec. unsub. notes 6.221s,
2017 (Spain)	140,000	131,431

Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	575,000	740,332

Time Warner Cable, Inc. company
guaranty sr. unsec. 6 3/4s, 2018	40,000	48,823

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	125,000	152,347

Verizon Communications, Inc. sr. unsec.
notes 7.35s, 2039	230,000	330,073

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	45,000	61,723

Verizon New Jersey, Inc. debs. 8s, 2022	40,000	53,172

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	532,219

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	255,000	262,316

		11,093,848
Consumer cyclicals (2.7%)
ADT Corp./The 144A company guaranty sr. unsec
notes 4 7/8s, 2042	260,000	254,649

ADT Corp./The 144A company guaranty sr. unsec
notes 3 1/2s, 2022	365,000	363,206

Advance Auto Parts, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2020	360,000	406,837

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	210,000	228,638

CBS Corp. company guaranty sr. unsec.
debs. notes 7 7/8s, 2030	520,000	668,222

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	385,000	396,550

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040	270,000	305,893

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes
5 7/8s, 2019	475,000	544,925

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021	95,000	102,600

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	270,000	282,881

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	485,000	571,088

Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 5 3/4s, 2021	245,000	269,132

6 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Ford Motor Credit Co., LLC 144A sr. unsec.
notes 4.207s, 2016	$350,000	$363,432

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s,
2040 (Mexico)	180,000	219,230

Grupo Televisa, S.A.B sr. unsec. notes 6s,
2018 (Mexico)	320,000	370,692

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	682,000	710,985

Limited Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	275,000	301,125

Limited Brands, Inc. sr. notes 5 5/8s, 2022	125,000	128,750

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2042	70,000	73,251

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 3 7/8s, 2022	105,000	110,264

Marriott International, Inc. sr. unsec. unsub
notes 3s, 2019	160,000	160,875

Masco Corp. sr. unsec. bonds 7 1/8s, 2020	135,000	148,954

News America Holdings, Inc. company
guaranty sr. unsec. debs. 7 3/4s, 2024	420,000	503,942

News America Holdings, Inc. debs. 7 3/4s, 2045	230,000	281,256

Omnicom Group, Inc. sr. unsec.
unsub. notes 4.45s, 2020	65,000	70,094

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	261,000	324,945

QVC, Inc. 144A sr. notes 7 1/8s, 2017	220,000	233,705

Time Warner Entertainment Co., LP debs.
8 3/8s, 2023	175,000	237,047

Time Warner, Inc. company guaranty sr. unsec.
bonds 7.7s, 2032	460,000	600,685

Time Warner, Inc. company guaranty sr. unsec.
notes 4.7s, 2021	40,000	44,514

Time Warner, Inc. debs. 9.15s, 2023	325,000	451,685

Toyota Motor Credit Corp. sr. unsec.
unsub. notes 3.3s, 2022	410,000	427,771

Whirlpool Corp. sr. unsec. unsub notes 4.7s, 2022	180,000	181,983

		10,339,806
Consumer finance (0.4%)
American Express Co. sr. unsec. notes 8 1/8s, 2019	800,000	1,065,282

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	260,000	265,850

International Lease Finance Corp. sr. unsec.
unsub. notes 4 7/8s, 2015	108,000	108,000

		1,439,132
Consumer staples (2.3%)
Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	140,000	193,728

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	575,000	798,840

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.2s, 2039	396,000	629,587

Bacardi, Ltd. 144A unsec. notes 4 1/2s,
2021 (Bermuda)	470,000	520,459

Campbell Soup Co. debs. 8 7/8s, 2021	345,000	503,075

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	208,000	225,160

CVS Pass-Through Trust 144A company
guaranty sr. notes 7.507s, 2032	762,571	947,204

Darden Restaurants, Inc. sr. unsec.
unsub. notes 6.8s, 2037	750,000	887,165

Delhaize Group company guaranty sr. unsec
notes 5.7s, 2040 (Belgium)	20,000	16,801

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Consumer staples cont.
Delhaize Group company guaranty sr. unsec
notes 4 1/8s, 2019 (Belgium)	$245,000	$237,041

Diageo Investment Corp. company
guaranty sr. unsec. unsub. notes 4 1/4s, 2042	450,000	476,219

General Mills, Inc. sr. unsec. notes 5.65s, 2019	85,000	102,609

Kraft Foods Group, Inc. 144A company
guaranty sr. unsec. unsub. notes 5s, 2042	550,000	582,107

Kraft Foods, Inc. sr. unsec. unsub. notes
6 1/2s, 2040	411,000	528,314

Kroger Co. company guaranty sr. unsec.
unsub. notes 6.4s, 2017	200,000	239,099

McDonald’s Corp. sr. unsec. notes Ser. MTN,
6.3s, 2038	220,000	307,245

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	345,000	482,018

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	145,000	188,886

SABMiller Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.95s, 2042	200,000	221,371

Tyson Foods, Inc. company guaranty sr. unsec.
unsub. notes 6.85s, 2016	235,000	268,781

WPP Finance UK company guaranty sr. unsec.
notes 8s, 2014 (United Kingdom)	555,000	625,916

		8,981,625
Energy (1.9%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	565,000	711,298

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 4.742s, 2021
(United Kingdom)	605,000	692,479

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 4 1/2s, 2020
(United Kingdom)	185,000	208,280

Chesapeake Midstream Partners LP/CHKM
Finance Corp. company guaranty sr. unsec.
notes 5 7/8s, 2021	197,000	191,090

DCP Midstream, LLC 144A sr. unsec. notes
5.35s, 2020	310,000	341,592

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	155,000	185,977

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	185,000	239,883

Motiva Enterprises, LLC 144A sr. unsec.
notes 6.85s, 2040	150,000	189,203

Motiva Enterprises, LLC 144A sr. unsec.
unsub. notes 5.2s, 2012	90,000	90,708

Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	280,000	287,000

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	360,000	390,664

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	215,000	252,192

Petrobras International Finance Co. company
guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	889,161

Petrohawk Energy Corp. company
guaranty sr. unsec. notes 7 1/4s, 2018	245,000	275,521

Petronas Capital, Ltd. 144A company
guaranty unsec. unsub. notes 5 1/4s,
2019 (Malaysia)	200,000	229,830

Pride International, Inc. sr. unsec.
notes 7 7/8s, 2040	130,000	183,377

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	500,000	538,750

Spectra Energy Partners LP sr. unsec. notes
4.6s, 2021	225,000	237,687

Putnam VT Income Fund 7

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Energy cont.
Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	$430,000	$508,830

Weatherford Bermuda company guaranty sr. unsec.
notes 9 5/8s, 2019	210,000	273,681

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.8s, 2037	95,000	107,073

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.35s, 2017	115,000	132,801

Weatherford International, Ltd. company
guaranty 6 1/2s, 2036	185,000	200,995

		7,358,072
Financial (1.1%)
Associates Corp. of North America sr. unsec.
notes 6.95s, 2018	80,000	90,201

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	485,000	534,432

Capital One Capital V company guaranty jr. unsec.
sub. notes 10 1/4s, 2039	293,000	298,860

Citigroup Capital XXI company guaranty jr. unsec.
sub. notes FRN 8.3s, 2057	195,000	195,488

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021	360,000	382,956

GATX Financial Corp. notes 5.8s, 2016	235,000	251,946

GE Capital Trust I unsec. sub. bonds FRB
6 3/8s, 2067	565,000	581,244

General Electric Capital Corp. sr. unsec.
5 5/8s, 2018	90,000	103,459

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.667s, 2016	100,000	95,857

General Electric Capital Corp. sr. unsec.
notes 6 3/4s, 2032	425,000	526,228

Glen Meadow Pass-Through Trust 144A jr.
sub. notes FRN 6.505s, 2067	975,000	702,000

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 7 3/4s, 2016	350,000	367,938

ZFS Finance USA Trust V 144A bonds FRB
6 1/2s, 2037	218,000	213,640

		4,344,249
Health care (0.7%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	755,000	987,762

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042	195,000	207,479

Coventry Health Care, Inc. sr. unsec.
notes 5.45s, 2021	420,000	470,480

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019	90,000	93,825

Fresenius Medical Care US Finance, Inc. 144A
company guaranty sr. notes 5 3/4s, 2021	277,000	288,426

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 4 3/4s, 2020	97,000	107,663

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4 5/8s, 2041	165,000	175,821

WellPoint, Inc. notes 7s, 2019	405,000	503,989

		2,835,445
Insurance (3.9%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	460,000	557,633

Aflac, Inc. sr. unsec. notes 6.45s, 2040	320,000	370,494

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2068	375,000	406,875

American International Group, Inc. sr. unsec.
Ser. MTN, 5.85s, 2018	615,000	677,595

Aon PLC jr. unsec. sub. notes 8.205s, 2027	1,065,000	1,230,490

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Insurance cont.
AXA SA 144A jr. unsec. sub. notes FRN 6.463s,
2049 (France)	$140,000	$117,600

CNA Financial Corp. sr. unsec.
unsub. notes 5 3/4s, 2021	255,000	280,197

CNA Financial Corp. unsec. notes 6 1/2s, 2016	350,000	393,846

Genworth Financial, Inc. sr. unsec.
unsub. notes 7 5/8s, 2021	1,060,000	1,001,524

Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. debs. FRB 8 1/8s, 2038	400,000	420,000

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 6 5/8s, 2040	330,000	340,979

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. notes FRN 7s, 2037	220,000	195,800

Liberty Mutual Insurance Co. 144A notes
7.697s, 2097	900,000	882,656

Loews Corp. notes 5 1/4s, 2016	210,000	232,514

Massachusetts Mutual Life Insurance Co. 144A
notes 8 7/8s, 2039	755,000	1,081,819

MetLife Capital Trust IV 144A jr.
sub. debs. 7 7/8s, 2037	1,500,000	1,665,000

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	83,323

Metropolitan Life Global Funding I 144A
notes 3.65s, 2018	130,000	138,411

Nationwide Financial Services, Inc. notes
5 5/8s, 2015	260,000	274,272

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	205,000	236,580

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	515,000	534,875

Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	1,690,000	1,757,600

Prudential Covered Trust 2012-1 144A company
guaranty mtge. notes 2.997s, 2015	135,000	137,138

Prudential Financial, Inc. sr. notes 7 3/8s, 2019	165,000	201,379

Prudential Financial, Inc. sr. notes 6.2s, 2015	165,000	181,123

Prudential Financial, Inc. sr. unsec.
notes 6 5/8s, 2040	270,000	307,731

Teachers Insurance & Annuity Association
of America 144A notes 6.85s, 2039	605,000	781,214

Willis Group Holdings Ltd. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021
(United Kingdom)	410,000	446,818

Willis Group North America, Inc. company
guaranty 6.2s, 2017	245,000	275,628

		15,211,114
Investment banking/Brokerage (0.9%)
Goldman Sachs Group, Inc. (The) sr. notes
7 1/2s, 2019	40,000	45,619

Goldman Sachs Group, Inc. (The) sr. unsec.
6.15s, 2018	230,000	249,338

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	454,000	445,415

JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.467s, 2047	2,137,000	1,447,565

Macquarie Bank Ltd. 144A unsec.
sub. notes 6 5/8s, 2021 (Australia)	545,000	546,458

Morgan Stanley sr. unsec. notes Ser. MTN,
5 3/4s, 2016	445,000	456,815

TD Ameritrade Holding Corp. company
guaranty sr. unsec. unsub. notes 5.6s, 2019	385,000	437,598

		3,628,808

8 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Real estate (1.2%)
Camden Property Trust sr. unsec. notes
4 7/8s, 2023 R	$965,000	$1,045,771

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	185,000	209,681

Duke Realty LP sr. unsec. notes 6 1/4s, 2013 R	22,000	22,781

Health Care REIT, Inc. sr. unsec. notes 4 1/8s, 2019 R	235,000	239,232

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	410,000	439,949

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R	355,000	370,088

Nationwide Health Properties, Inc. unsec.
notes 6 1/4s, 2013 R	195,000	200,154

Rayonier, Inc. company guaranty sr. unsec.
unsub. notes 3 3/4s, 2022 R	125,000	125,208

SL Green Realty Corp./SL Green Operating
Partnership/Reckson Operating Part sr. unsec.
notes 5s, 2018 R	185,000	187,593

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 R	240,000	276,219

Vornado Realty LP sr. unsec. unsub. notes
4 1/4s, 2015 R	465,000	490,393

WEA Finance, LLC 144A company
guaranty sr. notes 7 1/8s, 2018	935,000	1,107,567

		4,714,636
Technology (0.6%)
Brocade Communications Systems, Inc. company
guaranty sr. notes 6 7/8s, 2020	155,000	167,788

Brocade Communications Systems, Inc. company
guaranty sr. notes 6 5/8s, 2018	100,000	104,750

Computer Sciences Corp. sr. unsec. notes
6 1/2s, 2018	265,000	282,888

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	65,000	76,475

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018	850,000	1,015,258

Lexmark International Inc, sr. unsec. notes
5.9s, 2013	405,000	418,702

Xerox Corp. sr. unsec. notes 4 1/2s, 2021	185,000	191,976

		2,257,837
Transportation (0.6%)
American Airlines 2011-2 Class A Pass-Through
Trust pass-through certificates Ser. 11-2,
Class A, 8 5/8s, 2023	101,900	108,014

Burlington Northern Santa Fe Corp. sr. unsec.
notes 5 3/4s, 2018	160,000	190,229

Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	166,914	177,346

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	95,000	97,328

Delta Air Lines, Inc. pass-through certificates
6.2s, 2018	112,411	121,684

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	210,000	248,865

Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	505,433	507,960

Southwest Airlines Co. pass-through certificates
Ser. 07-1, 6.15s, 2022	289,299	329,078

Union Pacific Corp. 144A pass-through
certificates 5.214s, 2014	295,000	318,078

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	225,979	235,866

		2,334,448
Utilities and power (4.8%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	150,000	154,626

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	292,138

Arizona Public Services Co. sr. unsec.
notes 4 1/2s, 2042	110,000	113,503

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	439,251

Beaver Valley Funding Corp. sr. bonds 9s, 2017	197,000	203,777

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Utilities and power cont.
Boardwalk Pipelines LP company
guaranty sr. unsec. notes 5 7/8s, 2016	$680,000	$764,593

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	878,748	925,981

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019	610,000	752,469

CMS Energy Corp. sr. unsec. unsub. notes FRN
1.417s, 2013	375,000	375,004

Commonwealth Edison Co. 1st mtge. sec.
bonds 5 7/8s, 2033	195,000	248,905

Consolidated Edison Co. of New York sr. unsec.
unsub. notes 4.2s, 2042	205,000	218,488

Dolphin Subsidiary II, Inc. 144A sr. unsec.
notes 6 1/2s, 2016	120,000	129,600

Dominion Resources, Inc. jr. sub. notes FRN
Ser. 06-B, 2.761s, 2066	1,750,000	1,568,880

Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	75,000	89,648

Duke Energy Carolinas, LLC sr. mtge.
notes 4 1/4s, 2041	215,000	229,745

EDP Finance BV 144A sr. unsec. unsub. notes 6s,
2018 (Netherlands)	630,000	548,049

El Paso Natural Gas Co. sr. unsec.
unsub. bonds 8 3/8s, 2032	380,000	491,687

El Paso Pipeline Partners Operating Co., LP
company guaranty sr. unsec. notes 6 1/2s, 2020	230,000	268,525

Electricite de France SA (EDF) 144A notes 6.95s,
2039 (France)	415,000	491,495

Enel Finance International SA 144A company
guaranty sr. unsec. notes 5 1/8s, 2019
(Luxembourg)	280,000	267,474

Energy Transfer Partners LP sr. unsec.
unsub. notes 6 1/2s, 2042	285,000	304,260

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.2s, 2022	145,000	155,398

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 4.85s, 2042	330,000	328,585

Iberdrola International BV company
guaranty sr. unsec. unsub. notes 6 3/4s, 2036	170,000	160,260

ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	517,093

ITC Holdings Corp. 144A sr. unsec. notes
6.05s, 2018	140,000	162,441

Kansas Gas and Electric Co. bonds 5.647s, 2021	197,875	216,438

KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012	595,000	595,000

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	613,111

MidAmerican Energy Holdings Co. sr. unsec.
bonds 6 1/2s, 2037	185,000	243,548

MidAmerican Funding, LLC sr. sec. bonds
6.927s, 2029	175,000	230,328

Pacific Gas & Electric Co. sr. unsec.
notes 6.35s, 2038	155,000	204,378

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	265,000	329,795

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	275,648

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	511,419

PPL WEM Holdings PLC 144A sr. unsec.
notes 5 3/8s, 2021 (United Kingdom)	945,000	1,018,152

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	610,000	613,050

Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	50,000	59,682

Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	411,625

Putnam VT Income Fund 9

CORPORATE BONDS AND NOTES (32.7%)* cont.	Principal amount	Value

Utilities and power cont.
Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6.572s, 2017	$105,000	$126,638

Texas-New Mexico Power Co. 144A 1st mtge.
bonds 9 1/2s, 2019	415,000	567,523

Trans-Canada Pipelines, Ltd. jr. unsec.
sub. notes FRN 6.35s, 2067 (Canada)	915,000	942,223

Union Electric Co. sr. bonds 6.7s, 2019	260,000	326,900

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	395,000	463,468

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	40,000	41,882

Wisconsin Energy Corp. jr. unsec. sub. notes FRN
6 1/4s, 2067	815,000	847,600

		18,840,283

Total corporate bonds and notes (cost $117,526,254)		$127,259,676

MORTGAGE-BACKED SECURITIES (29.0%)*	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$877,149	$907,418
Ser. 06-6, Class A2, 5.309s, 2045	1,138,872	1,163,749
Ser. 07-1, Class XW, IO, 0.466s, 2049	5,771,090	55,062

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 1.039s, 2042	9,222,607	113,032
Ser. 04-5, Class XC, IO, 0.878s, 2041	16,566,493	245,151
Ser. 02-PB2, Class XC, IO, 0.692s, 2035	1,923,379	1,418
Ser. 07-5, Class XW, IO, 0.58s, 2051	12,680,525	184,299
Ser. 05-1, Class XW, IO, 0.074s, 2042	116,808,246	63,660

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 04-PWR3, Class D, 4.889s, 2041 F	586,000	573,159
Ser. 04-PR3I, Class X1, IO, 1.156s, 2041	2,120,170	31,141

Bear Stearns Commercial Mortgage Securities, Inc.
144A Ser. 06-PW14, Class X1, IO, 0.212s, 2038 F	8,751,067	148,767

Citigroup Commercial Mortgage Trust FRB
Ser. 05-C3, Class AJ, 4.96s, 2043	570,000	584,757

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.571s, 2049	20,449,825	292,228
Ser. 07-CD4, Class XC, IO, 0.199s, 2049	59,304,989	462,579

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	183,483	186,448

Commercial Mortgage Pass-Through Certificates
144A Ser. 06-C8, Class XS, IO, 0.198s, 2046	28,610,249	423,322

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.966s, 2039	1,578,713	1,586,755
Ser. 06-C5, Class AX, IO, 0.214s, 2039	13,075,793	181,754

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.258s, 2049 F	46,133,156	276,771

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036	512,000	517,120
Ser. 05-C5, Class AJ, 5.1s, 2038 F	266,000	265,940
Ser. 03-CPN1, Class E, 4.891s, 2035	459,000	454,988

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	785,923	837,794
Ser. 02-CP3, Class AX, IO, 1.168s, 2035	2,326,034	4,729

DLJ Commercial Mortgage Corp. 144A FRB
Ser. 98-CG1, Class B4, 7.446s, 2031	970,000	1,005,845

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.82s, 2037	607,095	988,648
IFB Ser. 2976, Class LC, 23.534s, 2035	92,228	147,564
IFB Ser. 2979, Class AS, 23.387s, 2034	101,458	138,301
IFB Ser. 3072, Class SM, 22.91s, 2035	485,683	759,269
IFB Ser. 3065, Class DC, 19.135s, 2035	591,515	927,200
IFB Ser. 2990, Class LB, 16.328s, 2034	587,057	817,906

MORTGAGE-BACKED SECURITIES (29.0%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 3835, Class SN, 15.521s, 2041	$2,831,353	$4,030,091
IFB Ser. 3835, Class SC, IO, 6.408s, 2038	2,089,476	371,676
IFB Ser. 3803, Class SP, IO, 6.358s, 2038	2,625,251	301,904
IFB Ser. 3907, Class KS, IO, 6.308s, 2040	2,042,039	349,223
IFB Ser. 3708, Class SA, IO, 6.208s, 2040	4,659,829	652,889
IFB Ser. 3852, Class NT, 5.758s, 2041	1,099,287	1,180,250
IFB Ser. 3752, Class PS, IO, 5.758s, 2040	2,735,631	451,406
Ser. 3632, Class CI, IO, 5s, 2038	218,284	15,585
Ser. 3626, Class DI, IO, 5s, 2037	139,293	5,724
Ser. 4018, Class DI, IO, 4 1/2s, 2041	2,555,323	340,318
Ser. 3747, Class HI, IO, 4 1/2s, 2037	621,738	66,025
Ser. 3707, Class PI, IO, 4 1/2s, 2025	3,096,372	246,936
Ser. 3768, Class MI, IO, 4s, 2035	20,716,059	1,652,585
Ser. 3738, Class MI, IO, 4s, 2034	10,623,218	739,715
Ser. 3736, Class QI, IO, 4s, 2034	3,768,048	174,837
Ser. 3751, Class MI, IO, 4s, 2034	3,822,149	143,789
Ser. T-56, Class A, IO, 0.524s, 2043	5,680,377	96,300
Ser. T-56, Class 3, IO, 0.478s, 2043	2,876,405	37,753
Ser. T-56, Class 1, IO, 0.296s, 2043	7,006,816	52,551
Ser. T-56, Class 2, IO, 0.127s, 2043	15,916,052	49,738
Ser. 3369, Class BO, PO, zero %, 2037	33,825	31,346
Ser. 3391, PO, zero %, 2037	99,837	89,554
Ser. 3300, PO, zero %, 2037	361,084	335,723
Ser. 3175, Class MO, PO, zero %, 2036	53,478	49,527
Ser. 3210, PO, zero %, 2036	85,471	80,248
FRB Ser. 3326, Class YF, zero %, 2037	8,749	8,661
FRB Ser. 3117, Class AF, zero %, 2036	21,753	17,082
FRB Ser. 3326, Class WF, zero %, 2035	58,413	53,740
FRB Ser. 3036, Class AS, zero %, 2035	30,334	25,317

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.429s, 2036	718,402	1,292,131
IFB Ser. 06-8, Class HP, 23.667s, 2036	544,621	920,747
IFB Ser. 05-45, Class DA, 23.521s, 2035	1,034,020	1,694,177
IFB Ser. 07-53, Class SP, 23.301s, 2037	418,382	664,795
IFB Ser. 05-122, Class SE, 22.242s, 2035	896,978	1,345,468
IFB Ser. 05-75, Class GS, 19.514s, 2035	612,892	892,015
IFB Ser. 05-106, Class JC, 19.364s, 2035	371,583	599,530
IFB Ser. 05-83, Class QP, 16.756s, 2034	129,292	177,130
IFB Ser. 11-4, Class CS, 12.41s, 2040	710,013	816,515
IFB Ser. 12-4, Class SN, IO, 6.355s, 2040	1,621,757	306,107
IFB Ser. 12-3, Class CS, IO, 6.305s, 2040	2,505,046	470,072
IFB Ser. 11-67, Class BS, IO, 6.255s, 2041	5,269,270	902,204
IFB Ser. 11-27, Class AS, IO, 6.235s, 2041	4,552,400	648,990
IFB Ser. 12-30, Class HS, IO, 6.205s, 2042	7,560,976	1,475,146
IFB Ser. 12-4, Class SY, IO, 5.705s, 2042	1,384,949	243,225
Ser. 03-W10, Class 1, IO, 1.426s, 2043	4,188,985	193,904
Ser. 07-64, Class LO, PO, zero %, 2037	160,542	148,691
Ser. 372, Class 1, PO, zero %, 2036	210,826	204,731
FRB Ser. 06-104, Class EK, zero %, 2036	1,861	1,848

First Union National Bank Commercial Mortgage
144A Ser. 01-C3, Class K, 6.155s, 2033	435,014	435,014

First Union National Bank-Bank of America
Commercial Mortgage Trust 144A Ser. 01-C1,
Class 3, IO, 1.513s, 2033	1,122,212	76

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.149s, 2049	61,814,892	368,046
Ser. 05-C3, Class XC, IO, 0.113s, 2045	121,559,156	617,843

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.341s, 2029	1,812,607	56,109
Ser. 05-C1, Class X1, IO, 0.299s, 2043	22,247,777	286,774

10 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (29.0%)* cont.	Principal amount	Value

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	$1,134	$1,017

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.49s, 2041	4,292,849	6,709,681
IFB Ser. 10-158, Class SD, 14.269s, 2040	855,000	1,261,031
IFB Ser. 11-70, Class WS, 9.213s, 2040	3,648,000	4,346,701
IFB Ser. 11-56, Class MS, 6.827s, 2041	187,588	209,171
IFB Ser. 11-37, Class SB, IO, 6.456s, 2038	762,776	102,975
IFB Ser. 11-61, Class CS, IO, 6.436s, 2035	6,123,646	887,929
IFB Ser. 11-37, Class SD, IO, 6.406s, 2038	981,284	131,247
IFB Ser. 10-163, Class SI, IO, 6.387s, 2037	1,714,103	276,399
IFB Ser. 10-42, Class SP, IO, 6.306s, 2039	1,487,303	216,983
IFB Ser. 11-70, Class SM, IO, 5.647s, 2041	1,760,000	502,181
Ser. 11-116, Class IA, IO, 4 1/2s, 2039	3,996,429	461,747
Ser. 12-8, Class PI, IO, 4s, 2041	3,917,872	648,408
Ser. 11-70, PO, zero %, 2041	15,251,637	12,308,376
Ser. 10-151, Class KO, PO, zero %, 2037	657,775	603,909
Ser. 06-36, Class OD, PO, zero %, 2036	15,808	14,724

Greenpoint Mortgage Funding Trust FRB
Ser. 05-AR2, Class A1, 0.475s, 2045	1,261,261	734,685

Greenwich Capital Commercial Funding Corp. 144A
Ser. 03-C1, Class G, 4.773s, 2035	498,000	489,927

GS Mortgage Securities Corp. II Ser. 06-GG6,
Class A2, 5.506s, 2038	204,705	206,752

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030 F	296,764	299,736
FRB Ser. 03-C1, Class J, 5.309s, 2040	777,000	780,497
Ser. 06-GG6, Class XC, IO, 0.151s, 2038	51,711,472	94,891

Harborview Mortgage Loan Trust FRB Ser. 2005-2,
Class 2A1A, 0.463s, 2035	1,878,811	1,211,833

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD12, Class A3, 6.179s, 2051	691,000	734,028
FRB Ser. 04-CB9, Class B, 5.852s, 2041	1,222,000	1,195,248
FRB Ser. 02-C2, Class E, 5.362s, 2034	448,000	447,861
Ser. 06-LDP8, Class X, IO, 0.734s, 2045	29,210,045	530,484
Ser. 07-LDPX, Class X, IO, 0.494s, 2049	20,988,401	223,212

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
FRB Ser. 01-C1, Class H, 5.626s, 2035	487,000	493,769
Ser. 05-CB12, Class X1, IO, 0.144s, 2037	15,012,434	143,399
Ser. 06-LDP6, Class X1, IO, 0.092s, 2043	43,612,988	146,496

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	318,079
Ser. 99-C1, Class G, 6.41s, 2031	554,198	551,427
Ser. 98-C4, Class G, 5.6s, 2035	243,327	249,776
Ser. 98-C4, Class H, 5.6s, 2035	441,000	477,113

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040 F	476,000	510,891
Ser. 05-C7, Class AJ, 5.323s, 2040	626,000	635,953
Ser. 06-C7, Class A2, 5.3s, 2038	732,981	732,981
Ser. 03-C5, Class F, 4.843s, 2037 F	750,000	720,082
Ser. 07-C2, Class XW, IO, 0.712s, 2040	3,848,793	77,638

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.842s, 2038	19,828,210	463,128
Ser. 05-C2, Class XCL, IO, 0.503s, 2040	71,315,553	544,780
Ser. 06-C7, Class XCL, IO, 0.332s, 2038	37,129,589	520,817
Ser. 07-C2, Class XCL, IO, 0.225s, 2040	83,389,691	1,186,135
Ser. 05-C7, Class XCL, IO, 0.151s, 2040	49,361,955	301,602

MORTGAGE-BACKED SECURITIES (29.0%)* cont.	Principal amount	Value

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.041s, 2050	$166,000	$171,307
Ser. 05-MCP1, Class XC, IO, 0.248s, 2043	21,135,034	236,839

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2,
Class XC, IO, 1.05s, 2039	7,023,822	99,549

Merrill Lynch/Countrywide Commercial Mortgage
Trust FRB Ser. 06-3, Class AM, 5.456s, 2046	360,000	370,115

Merrill Lynch/Countrywide Commercial Mortgage
Trust 144A Ser. 06-4, Class XC, IO, 0.224s, 2049	67,932,979	883,129

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.991s, 2037	870,418	65,281
Ser. 06-C4, Class X, IO, 6.301s, 2045	2,782,788	208,709
Ser. 05-C3, Class X, IO, 6.088s, 2044	995,452	74,659

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.781s, 2049	575,827	585,904
Ser. 07-IQ14, Class A2, 5.61s, 2049	707,418	731,953

Morgan Stanley Capital I 144A Ser. 03-IQ6,
Class C, 5.245s, 2041	656,000	659,539

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2,
Class C, 5.15s, 2035	614,000	614,436

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.853s, 2043	536,000	552,080

Mortgageit Trust Ser. 2005-2, Class 1A2,
0.575s, 2035	2,400,348	1,764,255

Nomura Asset Securities Corp. 144A Ser. 98-D6,
Class B1, 6s, 2030	300,000	310,710

Opteum Mortgage Acceptance Corp. FRB Ser. 05-3,
Class A2, 0.585s, 2035	1,194,605	913,873

Structured Asset Mortgage Investments, Inc.
Ser. 07-AR4, Class X2, IO, 1/2s, 2047	36,692,082	785,211

Structured Asset Securities Corp. IFB Ser. 07-4,
Class 1A3, IO, 6.005s, 2045	14,211,834	2,558,130

TIAA Seasoned Commercial Mortgage Trust FRB
Ser. 07-C4, Class AJ, 5.62s, 2039 F	850,000	870,992

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	307,438	318,402
Ser. 06-C29, IO, 0.55s, 2048	32,080,606	506,874
Ser. 07-C34, IO, 0.544s, 2046	9,219,812	141,985

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 06-C26, Class XC, IO, 0.091s, 2045	12,506,844	34,894
Ser. 06-C23, Class XC, IO, 0.081s, 2045	33,748,412	155,580

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036 F	73,000	62,055

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR11, Class A1C3, 0.755s, 2045	1,062,987	616,533
FRB Ser. 05-AR19, Class A1C3, 0.745s, 2045	2,954,935	1,713,862
FRB Ser. 05-AR11, Class A1B2, 0.695s, 2045	808,522	602,349
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034	4,382,211	3,308,569
FRB Ser. 05-AR8, Class 2AB2, 0.665s, 2045	3,525,662	2,697,131
FRB Ser. 2005-AR17, Class A1B2, 0.655s, 2045	2,846,746	1,921,554
FRB Ser. 05-AR11, Class A1B3, 0.645s, 2045	3,053,160	2,228,806
FRB Ser. 05-AR2, Class 2A23, 5/8s, 2045	2,180,954	1,766,572

Total mortgage-backed securities (cost $97,168,923)		$112,996,091

Putnam VT Income Fund 11

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (25.7%)*	Principal amount		Value

U.S. Government Agency Mortgage Obligations (25.7%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3 1/2s, TBA,
July 1, 2042	$14,000,000		$14,683,593

Federal National Mortgage Association
Pass-Through Certificates
5s, March 1, 2038		211,179	228,164
4s, TBA, July 1, 2042	16,000,000		17,028,750
3 1/2s, TBA, July 1, 2042	53,000,000		55,699,666
3s, TBA, July 1, 2042	12,000,000		12,304,687

Total U.S. government and agency mortgage
obligations (cost $99,480,057)			$99,944,860

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount		Value

U.S. Treasury Notes 2 5/8s, November 15, 2020 ##		$128,000	$140,690

Total U.S. treasury obligations (cost $120,835)			$140,690

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)*	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
3.625% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/3.625	$11,111,000	$1,233,321

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
3.625% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/3.625	11,111,000	416,663

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	22,209,000	3,382,209

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	22,209,000	588,983

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	4,762,000	437,628

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	4,762,000	434,294

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	4,762,000	63,430

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	4,762,000	59,144

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	11,052,000	1,993,560

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	$11,052,000	$235,629

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.74	8,685,506	1,621,176

Option on an interest rate swap
with Citibank, N.A. for the right
to pay a fixed rate of 4.74% versus
the three month USD-LIBOR-BBA
maturing July 2026.	Jul-16/4.74	8,685,506	177,558

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 5.11% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/5.11	9,452,000	71,268

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	4,173,000	485,654

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	4,173,000	39,769

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
4.765% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.765	4,173,000	504,933

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
4.765% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.765	4,173,000	37,557

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	3,557,000	412,648

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	3,557,000	410,869

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	3,557,000	33,863

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate of
4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	3,557,000	31,230

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 4.04% versus the three month
USD-LIBOR-BBA maturing
September 2025.	Sep-15/4.04	5,339,000	780,615

12 Putnam VT Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 4.04% versus the three month
USD-LIBOR-BBA maturing
September 2025.	Sep-15/4.04	$5,339,000	$117,992

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
4.375% versus the three month
USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	9,187,600	3,353,474

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
4.375% versus the three month
USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	9,187,600	321,566

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
4.46% versus the three month
USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46	9,187,600	3,500,476

Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate of
4.46% versus the three month
USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46	9,187,600	303,191

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.8625% versus the three
month USD-LIBOR-BBA maturing
January 2023.	Jan-13/1.8625	1,760,000	33,158

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.855% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/1.855	1,760,000	32,014

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	770,000	36,275

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	770,000	6,530

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3675% versus the three
month USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.3675	2,196,000	110,261

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.27% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.27	2,196,000	94,472

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.13375% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.13375	$4,619,000	$155,568

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.8825% versus the three
month USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	1,296,000	122,018

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.8825% versus the three month
USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	1,296,000	32,594

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.845% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/1.845	1,760,000	30,254

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 1.50% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/1.50	178,375,000	922,199

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.835% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/1.835	1,760,000	28,424

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.305	770,000	35,035

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.305	770,000	5,128

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.34375% versus the three
month USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.34375	2,196,000	106,638

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.2475% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.2475	2,196,000	90,651

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.1125% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.1125	4,619,000	146,330

Putnam VT Income Fund 13

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.82% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/1.82	$1,760,000	$26,541

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3175% versus the three
month USD-LIBOR-BBA
maturing October 2022.	Oct-12/2.3175	2,196,000	102,246

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.225% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225	2,196,000	86,435

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	770,000	33,572

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	770,000	3,650

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.193% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	4,575,000	168,818

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.085% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085	4,619,000	134,598

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 0.60% versus the three month
USD-LIBOR-BBA maturing
September 2014.	Sep-12/0.60	368,685,000	317,069

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	770,000	32,440

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	770,000	2,441

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.064% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.064	4,619,000	124,713

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	$1,296,000	$103,499

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	1,296,000	14,088

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.169% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.169	4,575,000	158,981

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.9475% versus the three
month USD-LIBOR-BBA maturing
August 2022.	Aug-12/1.9475	12,307,000	222,141

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.235% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.235	770,000	31,070

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	770,000	1,101

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	19,936,300	1,931,628

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate of
2.855% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.855	19,936,300	598

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.042% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042	4,619,000	112,519

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.144% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	4,575,000	148,916

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.37% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37	6,638,267	967,727

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to pay a fixed rate of 3.37%
versus the three month USD-
LIBOR-BBA maturing August 2022.	Aug-12/3.37	6,638,267	7

14 Putnam VT Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.52% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	$5,531,889	$884,660

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.36% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	5,531,889	802,069

Option on an interest rate swap
with Barclay’s Bank, PLC for
the right to pay a fixed rate of
3.36% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	5,531,889	6

Option on an interest rate swap
with Barclay’s Bank, PLC for
the right to pay a fixed rate of
3.52% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	5,531,889	6

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.51% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	2,212,756	352,005

Option on an interest rate swap
with Barclay’s Bank, PLC for
the right to pay a fixed rate of
3.51% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	2,212,756	2

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	5,531,889	895,945

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.1825% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1825	1,637,000	58,899

Option on an interest rate swap
with Barclay’s Bank, PLC for
the right to pay a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	5,531,889	6

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	7,775,852	1,262,332

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	7,775,852	8

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	5,533,109	872,848

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	5,533,109	6

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	$1,760,000	$3,749

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	1,760,000	3,749

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,760,000	3,749

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	1,760,000	3,749

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,760,000	3,749

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	770,000	30,176

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	770,000	46

Option on an interest rate swap
with Citibank, N.A. for the
right to receive a fixed rate of
2.1075% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	7,935,000	232,654

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 2.1075% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1075	7,935,000	232,654

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.11875% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.11875	7,935,000	240,669

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.055% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055	1,708,000	42,222

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	4,575,000	141,642

Total purchased options outstanding (cost $27,705,559)			$33,828,647

Putnam VT Income Fund 15

ASSET-BACKED SECURITIES (3.7%)*	Principal amount	Value

Countrywide Asset Backed Certificates
FRB Ser. 05-AB1, Class A3, 0.545s, 2035	$3,720,573	$3,199,693
FRB Ser. 07-11, Class 2A2, 0.365s, 2047	2,272,085	2,131,670
FRB Ser. 07-1, Class 2A2, 0.345s, 2037	1,821,000	1,679,873

First Plus Home Loan Trust Ser. 97-3, Class B1,
7.79s, 2023 (In default) †	77,731	8

GE Business Loan Trust 144A Ser. 04-2, Class D,
2.992s, 2032	160,713	67,499

GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, 0.675s, 2035	3,533,000	2,791,070
FRB Ser. 05-9, Class 2A3, 0.615s, 2035	1,400,000	1,036,000
FRB Ser. 05-6, Class A3, 0.615s, 2035	4,711,000	3,429,620

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038	799,453	79,945

Total asset-backed securities (cost $14,046,527)		$14,415,378

MUNICIPAL BONDS AND NOTES (0.5%)*	Principal amount	Value

CA State G.O. Bonds (Build America Bonds),
7 1/2s, 4/1/34	$350,000	$437,584

IL State G.O. Bonds
4.421s, 1/1/15	165,000	173,869
4.071s, 1/1/14	490,000	506,386

North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49	285,000	381,282

OH State U. Rev. Bonds (Build America Bonds),
4.91s, 6/1/40	255,000	306,398

Total municipal bonds and notes (cost $1,547,415)		$1,805,519

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.2%)*	Principal amount	Value

Hungary (Republic of) sr. unsec.
unsub. notes 7 5/8s, 2041	$220,000	$211,255

Korea Development Bank sr. unsec.
unsub. notes 4s, 2016	400,000	425,430

Total foreign government and agency bonds and notes (cost $628,080)		$636,685

SENIOR LOANS (—%)* [c]	Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 5.489s, 2018	$62,450	$55,191

National Bedding Company, LLC bank term loan FRN
Ser. B, 4 3/8s, 2013	44,052	44,052

SunGard Data Systems, Inc. bank term loan FRN
Ser. B, 3.948s, 2016	41,772	41,302

SunGard Data Systems, Inc. bank term loan FRN
Ser. C, 3.989s, 2017	2,016	1,995

Total senior loans (cost $144,737)		$142,540

COMMON STOCKS (—%)*	Shares	Value

HealthSouth Corp. †	320	$7,443

Total common stocks (cost $6,547)		$7,443

SHORT-TERM INVESTMENTS (33.9%)*	Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging
from 0.055% to 0.111%, July 26, 2012 #	$41,016,000	$41,013,352

U.S. Treasury Bills with effective yields ranging
from 0.104% to 0.107%, December 13, 2012 # ##	9,767,000	9,760,661

U.S. Treasury Bills with effective yields ranging
from 0.084% to 0.105%, November 15, 2012 ##	20,172,000	20,163,427

U.S. Treasury Bills with an effective yield
of 0.087%, October 18, 2012 ##	9,210,000	9,207,099

Straight-A Funding, LLC commercial paper with an
effective yield of 0.178%, September 10, 2012	2,000,000	1,999,231

SHORT-TERM INVESTMENTS (33.9%)* cont.	Principal amount/shares	Value

Straight-A Funding, LLC commercial paper with an
effective yield of 0.178%, August 8, 2012	$9,500,000	$9,498,195

Putnam Money Market Liquidity Fund 0.12% [e]	29,976,577	29,976,577

SSgA Prime Money Market Fund 0.09% P	10,276,369	10,276,369

Total short-term investments (cost $131,897,997)		$131,894,911

Total investments (cost $490,272,931)		$523,072,440

Key to holding’s abbreviations

BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2012 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $389,552,770.

† Non-income-producing security.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $202,182,213 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

16 Putnam VT Income Fund

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/12	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr
(Long)	40	$5,918,750	Sep-12	$32,736

U.S. Treasury Bond Ultra 30
yr (Long)	46	7,674,813	Sep-12	115,272

U.S. Treasury Note 2 yr
(Long)	2	440,375	Sep-12	(191)

U.S. Treasury Note 5 yr
(Long)	268	33,223,625	Sep-12	58,116

U.S. Treasury Note 10 yr
(Long)	496	66,154,000	Sep-12	288,911

U.S. Treasury Note 10 yr
(Short)	19	2,534,125	Sep-12	(11,169)

Total				$483,675

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$16,252,238) (Unaudited)	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 2045.	$9,187,600	Aug-15/4.375	$319,269

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the obligation to pay a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 2045.	9,187,600	Aug-15/4.375	3,168,342

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 2045.	9,187,600	Aug-15/4.46	297,311

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the obligation to pay a fixed
rate of 4.46% versus the three
month USD-LIBOR-BBA maturing
August 2045.	9,187,600	Aug-15/4.46	3,304,045

Option on an interest rate swap
with Goldman Sachs International
for the obligation to receive a fixed
rate of 3.49% versus the three
month USD-LIBOR-BBA maturing
September 2026.	3,766,571	Sep-16/3.49	161,850

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed
rate of 3.49% versus the three
month USD-LIBOR-BBA maturing
September 2026.	3,766,571	Sep-16/3.49	376,770

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 3.625% versus
the three month USD-LIBOR-BBA
maturing August 2026.	10,186,838	Aug-16/3.625	382,006

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 3.625% versus
the three month USD-LIBOR-BBA
maturing August 2026.	10,186,838	Aug-16/3.625	1,188,020

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$16,252,238) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing August 2026.	$2,055,246	Aug-16/4.35	$343,904

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	19,380,070	Aug-16/4.28	495,723

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	19,380,070	Aug-16/4.28	3,145,482

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.68% versus
the three month USD-LIBOR-BBA
maturing August 2026.	3,530,993	Aug-16/4.68	70,938

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.68% versus
the three month USD-LIBOR-BBA
maturing August 2026.	3,530,993	Aug-16/4.68	674,045

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing July 2026.	2,942,494	Jul-16/4.67	59,380

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing July 2026.	2,942,494	Jul-16/4.67	559,656

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	1,176,998	Jul-16/4.80	22,057

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	1,176,998	Jul-16/4.80	235,543

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	4,136,091	Jul-16/4.79	77,676

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	4,136,091	Jul-16/4.79	778,909

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	2,943,143	Jul-16/4.74	56,656

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	2,943,143	Jul-16/4.74	543,599

Putnam VT Income Fund 17

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$16,252,238) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.86% versus
the three month USD-LIBOR-BBA
maturing June 2026.	$3,966,685	Jun-16/5.86	$45,327

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.86% versus the three
month USD-LIBOR-BBA maturing
June 2026.	3,966,685	Jun-16/4.86	779,097

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.12% versus
the three month USD-LIBOR-BBA
maturing June 2021.	9,816,169	Jun-16/5.12	77,489

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.89% versus
the three month USD-LIBOR-BBA
maturing June 2021.	9,659,361	Jun-16/4.89	81,738

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.575% versus the three month
USD-LIBOR-BBA maturing June 2021.	9,598,032	Jun-16/4.575	91,661

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.12% versus the three
month USD-LIBOR-BBA maturing
June 2021.	9,816,169	Jun-16/4.12	902,862

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.39% versus
the three month USD-LIBOR-BBA
maturing June 2021.	9,659,361	Jun-16/4.39	984,192

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.575% versus the three month
USD-LIBOR-BBA maturing June 2021.	9,598,032	Jun-16/4.575	1,050,793

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 2025.	5,339,000	Sep-15/4.04	110,464

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$16,252,238) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the obligation to pay a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA maturing
September 2025.	$5,339,000	Sep-15/4.04	$771,539

Option on an interest rate swap
with Credit Suisse International
for the obligation to pay a fixed
rate of 1.50% versus the three
month USD-LIBOR-BBA maturing
December 2022.	178,375,000	Dec-12/1.50	922,199

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	845,000	Jul-12/2.1714	29,524

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	845,000	Jul-12/2.1714	29,524

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	845,000	Jul-12/2.1714	29,524

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.1714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	845,000	Jul-12/2.1714	29,524

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA
maturing July 2022.	845,000	Jul-12/2.1714	29,524

Total			$22,226,162

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/12 (proceeds received	Principal	Settlement
$16,802,500) (Unaudited)	amount	date	Value

Federal National Mortgage Association
3 1/2s, July 1, 2042	$16,000,000	7/12/12	$16,815,000

Total			$16,815,000

18 Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$827,000	$21,951	6/20/22	2.183%	3 month USD-LIBOR-BBA	$(9,578)

Barclay’s Bank, PLC
25,279,000 E	362,910	9/19/22	2.00%	3 month USD-LIBOR-BBA	(9,957)

7,465,000 E	(9,979)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(13,937)

14,244,000 E	(194,818)	9/19/22	3 month USD-LIBOR-BBA	2.00%	15,282

827,000	21,791	6/20/22	2.183%	3 month USD-LIBOR-BBA	(9,737)

Citibank, N.A.
581,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	15,083

1,888,000 E	2,041	9/19/17	1.10%	3 month USD-LIBOR-BBA	(3,831)

2,887,000 E	17,033	9/19/17	3 month USD-LIBOR-BBA	1.10%	26,012

18,698,000 E	236,348	9/19/22	2.00%	3 month USD-LIBOR-BBA	(39,448)

5,001,000 E	(1,389)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(4,039)

2,851,000 E	(38,430)	9/19/22	3 month USD-LIBOR-BBA	2.00%	3,622

212,000 E	(12,731)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(3,015)

Credit Suisse International
126,198,000 E	(1,826,774)	9/19/22	3 month USD-LIBOR-BBA	2.00%	34,647

36,212,000 E	37,212	9/19/14	3 month USD-LIBOR-BBA	0.60%	56,404

11,914,000 E	(4,500)	9/19/17	3 month USD-LIBOR-BBA	1.10%	32,552

11,592,000 E	(462,247)	9/19/42	3 month USD-LIBOR-BBA	2.75%	69,015

148,451,000 E	2,530,309	9/19/22	2.00%	3 month USD-LIBOR-BBA	340,657

12,449,000 E	549,253	9/19/42	2.75%	3 month USD-LIBOR-BBA	(21,284)

50,084,000 E	(35,026)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(61,571)

58,792,000 E	(151,748)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(334,586)

730,000 E	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	42,873

Deutsche Bank AG
294,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	7,432

39,020,000 E	560,062	9/19/22	2.00%	3 month USD-LIBOR-BBA	(15,483)

2,633,000 E	(40,311)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(1,474)

3,559,000 E	(3,132)	9/19/17	3 month USD-LIBOR-BBA	1.10%	7,937

Goldman Sachs International
12,861,000 E	15,302	9/19/14	3 month USD-LIBOR-BBA	0.60%	22,119

60,210,000 E	808,875	9/19/22	2.00%	3 month USD-LIBOR-BBA	(79,223)

11,840,300 E	(194,891)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(20,248)

4,663,000 E	(2,052)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(16,554)

3,096,000 E	(181,505)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(39,616)

JPMorgan Chase Bank NA
43,361,000 E	539,948	9/19/22	2.00%	3 month USD-LIBOR-BBA	(99,628)

1,164,000 E	1,001	9/19/17	1.10%	3 month USD-LIBOR-BBA	(2,619)

7,375,000 E	(127,219)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(18,438)

889,000 E	81,486	9/19/42	2.75%	3 month USD-LIBOR-BBA	40,743

1,552,000 E	(101,119)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(29,991)

The Royal Bank of Scotland PLC
2,209,000 E	2,209	9/19/22	2.00%	3 month USD-LIBOR-BBA	(30,374)

Total					$(150,253)

E See Note 1 to the financial statements regarding extended effective dates.

Putnam VT Income Fund 19

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$676,541	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$41
				30 year Fannie Mae pools

Barclay’s Bank, PLC
693,119	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	42
				30 year Fannie Mae pools

2,309,520	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(11,921)
				30 year Fannie Mae pools

1,941,426	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	6,773
				30 year Fannie Mae pools

5,226,883	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(26,979)
				30 year Fannie Mae pools

3,389,289	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	11,123
				30 year Fannie Mae pools

2,707,011	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	10,149
				30 year Fannie Mae pools

13,658,795	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(70,501)
				30 year Fannie Mae pools

5,594,784	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	20,975
				30 year Fannie Mae pools

405,750	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	1,309
				30 year Fannie Mae pools

1,555,965	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	94
				30 year Fannie Mae pools

707,329	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	43
				30 year Fannie Mae pools

737,806	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,766
				30 year Fannie Mae pools

11,694,475	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(60,362)
				30 year Fannie Mae pools

8,910,484	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	33,406
				30 year Fannie Mae pools

3,375,706	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	10,890
				30 year Fannie Mae pools

394,442	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	272
				30 year Fannie Mae pools

223,819	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	343
				30 year Fannie Mae pools

1,227,846	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(6,338)
				30 year Fannie Mae pools

373,004	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	990
				30 year Ginnie Mae II pools

5,164,643	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	19,363
				30 year Fannie Mae pools

4,935,942	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(25,477)
				30 year Fannie Mae pools

3,526,404	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	12,302
				30 year Fannie Mae pools

12,225,447	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	45,834
				30 year Fannie Mae pools

1,807,625	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	6,777
				30 year Fannie Mae pools

353,158	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,159
				30 year Fannie Mae pools

1,144,621	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,757
				30 year Fannie Mae pools

829,750	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,723
				30 year Fannie Mae pools

20 Putnam VT Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Citibank, N.A.
$2,843,505	$—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	$10,661
				30 year Fannie Mae pools

4,977,240	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	18,660
				30 year Fannie Mae pools

Credit Suisse International
258,933	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	16
				30 year Fannie Mae pools

3,617,360	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(21,929)
				30 year Fannie Mae pools

675,752	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	41
				30 year Fannie Mae pools

Goldman Sachs International
1,640,434	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	99
				30 year Fannie Mae pools

811,548	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,244
				30 year Fannie Mae pools

2,843,926	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	4,360
				30 year Fannie Mae pools

2,193,986	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	3,364
				30 year Fannie Mae pools

2,755,755	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	4,225
				30 year Fannie Mae pools

261,301	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	16
				30 year Fannie Mae pools

292,089	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	18
				30 year Fannie Mae pools

4,070,836	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(21,012)
				30 year Fannie Mae pools

1,529,312	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(7,894)
				30 year Fannie Mae pools

2,291,713	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	138
				30 year Fannie Mae pools

170,027	372	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	328
				30 year Fannie Mae pools

2,400,655	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	145
				30 year Fannie Mae pools

5,576,760	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(28,782)
				30 year Fannie Mae pools

206,746	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,067)
				30 year Fannie Mae pools

551,478	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,847)
				30 year Fannie Mae pools

467,751	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	717
				30 year Fannie Mae pools

1,150,199	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	69
				30 year Fannie Mae pools

3,116,858	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	4,778
				30 year Fannie Mae pools

Total					$(45,099)

Putnam VT Income Fund 21

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Health care	$7,443	$—	$—

Total common stocks	7,443	—	—

Asset-backed securities	—	14,415,378	—

Corporate bonds and notes	—	127,259,676	—

Foreign government and agency bonds and notes	—	636,685	—

Mortgage-backed securities	—	112,996,091	—

Municipal bonds and notes	—	1,805,519	—

Purchased options outstanding	—	33,828,647	—

Senior loans	—	142,540	—

U.S. Government and Agency Mortgage Obligations	—	99,944,860

U.S. Treasury Obligations	—	140,690	—

Short-term investments	40,252,946	91,641,965	—

Totals by level	$40,260,389	$482,812,051	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$483,675	$—	$—

Written options	—	(22,226,162)	—

TBA sale commitments	—	(16,815,000)	—

Interest rate swap contracts	—	(2,550,113)	—

Total return swap contracts	—	(45,471)	—

Totals by level	$483,675	$(41,636,746)	$—

The accompanying notes are an integral part of these financial statements.

22 Putnam VT Income Fund

Statement of assets and liabilities
6/30/12 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $460,296,354)	$493,095,863

Affiliated issuers (identified cost $29,976,577) (Notes 1 and 6)	29,976,577

Cash	2,142

Interest and other receivables	2,710,949

Receivable for shares of the fund sold	12,998

Receivable for investments sold	255,401

Receivable for sales of delayed delivery securities (Note 1)	16,819,611

Unrealized appreciation on swap contracts (Note 1)	954,388

Premium paid on swap contracts (Note 1)	3,387,871

Total assets	547,215,800

Liabilities

Payable for variation margin (Note 1)	521,828

Payable for investments purchased	812,638

Payable for purchases of delayed delivery securities (Note 1)	99,366,896

Payable for shares of the fund repurchased	189,212

Payable for compensation of Manager (Note 2)	130,346

Payable for investor servicing fees (Note 2)	65,176

Payable for custodian fees (Note 2)	23,927

Payable for Trustee compensation and expenses (Note 2)	151,173

Payable for administrative services (Note 2)	771

Payable for distribution fees (Note 2)	31,249

Unrealized depreciation on swap contracts (Note 1)	1,149,740

Written options outstanding, at value (premiums received $16,252,238) (Notes 1 and 3)	22,226,162

TBA sale commitments, at value (proceeds receivable $16,802,500) (Note 1)	16,815,000

Collateral on certain derivative contracts, at value (Note 1)	10,276,369

Premium received on swap contracts (Note 1)	5,788,103

Other accrued expenses	114,440

Total liabilities	157,663,030

Net assets	$389,552,770

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 9)	$432,860,307

Undistributed net investment income (Note 1)	10,110,630

Accumulated net realized loss on investments (Note 1)	(80,519,575)

Net unrealized appreciation of investments	27,101,408

Total — Representing net assets applicable to capital shares outstanding	$389,552,770

Computation of net asset value Class IA

Net assets	$237,715,562

Number of shares outstanding	20,439,793

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.63

Computation of net asset value Class IB

Net assets	$151,837,208

Number of shares outstanding	13,156,264

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.54

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 23

Statement of operations
Six months ended 6/30/12 (Unaudited)

Investment income

Interest (net of foreign tax of $78) (including interest income of $3,658 from investments in affiliated issuers) (Note 6)	$8,554,963

Total investment income	8,554,963

Expenses

Compensation of Manager (Note 2)	788,153

Investor servicing fees (Note 2)	195,745

Custodian fees (Note 2)	41,619

Trustee compensation and expenses (Note 2)	15,928

Administrative services (Note 2)	6,507

Distribution fees — Class IB (Note 2)	190,093

Auditing	82,469

Other	61,039

Total expenses	1,381,553

Expense reduction (Note 2)	(179)

Net expenses	1,381,374

Net investment income	7,173,589

Net realized gain on investments (Notes 1 and 3)	2,084,040

Net realized loss on swap contracts (Note 1)	(60,148,963)

Net realized gain on futures contracts (Note 1)	3,560,152

Net realized gain on written options (Notes 1 and 3)	704,458

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	67,415,782

Net gain on investments	13,615,469

Net increase in net assets resulting from operations	$20,789,058

Statement of changes in net assets

	Six months ended	Year ended
	6/30/12*	12/31/11

Decrease in net assets

Operations:

Net investment income	$7,173,589	$18,994,882

Net realized gain (loss) on investments	(53,800,313)	39,544,673

Net unrealized appreciation (depreciation) of investments	67,415,782	(36,777,154)

Net increase in net assets resulting from operations	20,789,058	21,762,401

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(12,670,994)	(22,509,477)

Class IB	(7,695,007)	(15,548,812)

Increase in capital from settlement payments (Note 9)	—	2,617

Decrease from capital share transactions (Note 4)	(3,787,546)	(38,509,675)

Total decrease in net assets	(3,364,489)	(54,802,946)

Net assets:

Beginning of period	392,917,259	447,720,205

End of period (including undistributed net investment income of $10,110,630 and $23,303,042, respectively)	$389,552,770	$392,917,259

* Unaudited.

The accompanying notes are an integral part of these financial statements.

24 Putnam VT Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of expenses to average net assets, excluding interest expense (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/12†	$11.64	.22	.41	.63	(.64)	(.64)	—	$11.63	5.53*	$237,716	.30*	.30*	1.88*	74*

12/31/11	12.14	.54	.06	.60	(1.10)	(1.10)	—[f,g]	11.64	5.16	238,826.58		.58	4.57	263

12/31/10	12.39	.88	.30	1.18	(1.43)	(1.43)	—	12.14	10.22	260,270	.59[h]	.59[h]	7.25	88

12/31/09	9.02	.79	3.23	4.02	(.65)	(.65)	—	12.39	47.22	270,438	1.16[i,j]	.58[i]	7.52[i]	278

12/31/08	12.68	.57	(3.39)	(2.82)	(.84)	(.84)	—[g,k]	9.02	(23.78)	221,192	.58[i]	.58[i]	4.97[i]	208

12/31/07	12.70	.65	.02	.67	(.69)	(.69)	—	12.68	5.45	379,470	.57[i]	.57[i]	5.25[i]	229

Class IB

6/30/12†	$11.54	.20	.40	.60	(.60)	(.60)	—	$11.54	5.36*	$151,837	.43*	.43*	1.76*	74*

12/31/11	12.03	.51	.07	.58	(1.07)	(1.07)	—[f,g]	11.54	5.00	154,091.83		.83	4.34	263

12/31/10	12.30	.84	.30	1.14	(1.41)	(1.41)	—	12.03	9.87	187,450	.84[h]	.84[h]	7.02	88

12/31/09	8.96	.76	3.19	3.95	(.61)	(.61)	—	12.30	46.65	199,218	1.41[i,j]	.83[i]	7.27[i]	278

12/31/08	12.59	.54	(3.36)	(2.82)	(.81)	(.81)	—[g,k]	8.96	(23.93)	162,338	.83[i]	.83[i]	4.75[i]	208

12/31/07	12.61	.62	.02	.64	(.66)	(.66)	—	12.59	5.22	285,881	.82[i]	.82[i]	5.00[i]	229

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA roll transactions.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 9).

g Amount represents less than $0.01 per share.

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.23% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.21%

12/31/08	0.17

12/31/07	0.14

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.58% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 25

Notes to financial statements 6/30/12 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from January 1, 2012 through June 30, 2012.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk by investing mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade and have intermediate- to long-term maturities (three years or longer).

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $756,000,000 on purchased options contracts for the reporting period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to

26 Putnam VT Income Fund

perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to manage exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $160,700,000 on total return swap contracts for the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure to interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $1,344,500,000 on interest rate swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $10,277,216 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $10,960,035 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $12,048,157.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Putnam VT Income Fund 27

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2011, the fund had a capital loss carryover of $15,705,902 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$15,705,902	$—	$15,705,902	12/31/16

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $500,249,526, resulting in gross unrealized appreciation and depreciation of $30,816,235 and $7,993,321, respectively, or net unrealized appreciation of $22,822,914.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 33.7% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2013 to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $179 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $298, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

28 Putnam VT Income Fund

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $220,339,526 and $209,825,975, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $4,183,455 and $4,065,273, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option
	contract amounts	premiums received

Written options outstanding at
beginning of the reporting period	$580,856,134	$31,946,766

Options opened	190,882,800	1,960,045

Options exercised	(156,585,120)	(6,065,333)

Options expired	—	—

Options closed	(220,863,278)	(11,589,240)

Written options outstanding at
end of the reporting period	$394,290,536	$16,252,238

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/12		Year ended 12/31/11		Six months ended 6/30/12		Year ended 12/31/11

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	236,530	$2,768,183	546,382	$6,401,566	416,449	$4,746,477	1,604,684	$18,647,813

Shares issued in connection with
reinvestment of distributions	1,121,327	12,670,994	1,983,214	22,509,477	685,830	7,695,007	1,380,889	15,548,812

	1,357,857	15,439,177	2,529,596	28,911,043	1,102,279	12,441,484	2,985,573	34,196,625

Shares repurchased	(1,431,541)	(16,653,136)	(3,453,228)	(40,791,105)	(1,300,125)	(15,015,071)	(5,213,023)	(60,826,238)

Net decrease	(73,684)	$(1,213,959)	(923,632)	$(11,880,062)	(197,846)	$(2,573,587)	(2,227,450)	$(26,629,613)

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	$37,901,690*	Unrealized depreciation	$28,411,114

Total		$37,901,690		$28,411,114

*Includes cumulative appreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(1,914,512)	$3,560,152	$(60,148,963)	$(58,503,323)

Total	$(1,914,512)	$3,560,152	$(60,148,963)	$(58,503,323)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$16,973,752	$(603,452)	$41,941,133	$58,311,433

Total	$16,973,752	$(603,452)	$41,941,133	$58,311,433

Putnam VT Income Fund 29

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $3,658 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $105,631,226 and $165,397,878, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $2,042 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $575 related to settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 10 — New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011-04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the fund’s financial statements.

30 Putnam VT Income Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2012, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2012, the Contract Committee met in executive session with the other Independent Trustees to discuss the Contract Committee’s preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 22, 2012 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2012. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Most of the open-end Putnam funds, including your fund, have relatively new management contracts, which introduced fee schedules that reflect more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds, and performance fees for some funds. These new management contracts have been in effect for two years — since January or, for a few funds, February 2010. The Trustees approved the new management contracts on July 10, 2009, and fund shareholders subsequently approved the contracts by overwhelming majorities of the shares voted.

Under its management contract, your fund has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds had only been in place for two years, and the Trustees will continue to examine the operation of this new breakpoint structure in future years in light of further experience.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement certain expense limitations. These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low

Putnam VT Income Fund 31

expenses that these expense limitations did not apply. The expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points (effective March 1, 2012, this expense limitation was reduced to 32 basis points) on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions and extraordinary expenses). Putnam Management’s support for these expense limitations, including its agreement to reduce the expense limitation applicable to the open-end funds’ investor servicing fees and expenses as noted above, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 1st quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 2nd quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2011 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2011 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and, where applicable, with the performance of competitive funds or targeted annualized return. They noted that since 2009, when Putnam Management began implementing major changes to strengthen its investment personnel and processes, there has been a steady improvement in the number of Putnam funds showing above-median three-year performance results. They also noted the disappointing investment performance of some funds for periods ended December 31, 2011 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — Corporate Debt Funds A Rated) for the one-year, three-year and five-year periods ended December 31, 2011 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

4th	1st	1st

Over the one-year, three-year and five-year periods ended December 31, 2011, there were 43, 43 and 38 funds, respectively, in your fund’s Lipper peer group. (When considering performance

32 Putnam VT Income Fund

information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees, while noting that your fund’s investment performance over the three- and five-year periods ended December 31, 2011 had been favorable, expressed concern about your fund’s fourth quartile performance over the one-year period ended December 31, 2011, and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s view that the fund’s underperformance over the one-year period was due in significant part to the fund’s relative emphasis on shorter duration investments, which reduced the fund’s sensitivity to interest rate changes but detracted from performance. In addition, performance was hurt by the fund’s exposure to investment-grade corporate bonds and non-Agency residential mortgage-backed securities. These investments underperformed in the unpredictable 2011 markets, which were affected by fears of Greek and other European sovereign defaults, Standard & Poor’s downgrade of the United States’ long-term credit rating, and other negative events.

The Trustees considered steps that Putnam Management had taken to support improved performance, noting in particular that, in July 2011, two new portfolio managers had joined the fund’s portfolio management. The Trustees also considered that, although the fund had not performed well in 2011, the fund ranked in the first quartile for the three- and five-year periods ended December 31, 2011, and that Putnam Management remained confident in the fund’s portfolio managers and their investment process. The Trustees also considered a number of other changes that Putnam Management had made in recent years in efforts to support and improve fund performance generally. In particular, the Trustees recognized that Putnam Management has adjusted the compensation structure for portfolio managers and research analysts so that only those who achieve top-quartile returns over a rolling three-year basis are eligible for full bonuses.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to performance issues, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft-dollar credits acquired through these means are used primarily to acquire research services that supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft-dollar credits continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

Putnam VT Income Fund 33

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34 Putnam VT Income Fund

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Putnam VT Income Fund 35

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36 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens

Putnam VT Income Fund 37

This report has been prepared for the shareholders	H512
of Putnam VT Income Fund.	275815 8/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 28, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 28, 2012